MARKETABLE SECURITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES

NOTE 6 — MARKETABLE SECURITIES

As of March 31, 2026 and December 31, 2025, marketable securities consisted of U.S. Government and agency debt securities as well as U.S. Treasury bills.

The following table sets forth the Company’s marketable securities:

	March 31,	December 31,
(in thousands)	2026	2025
U.S. Government and agency debt securities	$—	$500
U.S. Treasury bills	297	4,481
Total	$297	$4,981

As of March 31, 2026 and December 31, 2025, the amortized cost, gross unrealized gains, gross unrealized losses and fair value were as follows:

	March 31, 2026
	Amortized
(in thousands)	Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
U.S. Treasury bills	$297	$—	$—	$297
Total	$297	$—	$—	$297

	December 31, 2025
	Amortized
(in thousands)	Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
U.S. Government and agency debt securities	$500	$—	$—	$500
U.S. Treasury bills	4,479	2	—	4,481
Total	$4,979	$2	$—	$4,981

As of March 31, 2026, there were $0.3 million of marketable securities with no material unrealized gains or losses. As of December 31, 2025, there were $5.0 million of marketable securities, which were in an unrealized gain position. The Company determined that unrealized gains and losses on marketable securities were primarily due to interest rate changes. No allowance for credit losses related to any of these marketable securities was recorded for the periods ended March 31, 2026 and December 31, 2025. All maturities are less than 12 months.

NOTE 6 — MARKETABLE SECURITIES

As of December 31, 2025 and 2024, marketable securities consisted of U.S. Government and agency debt securities as well as U.S. Treasury bills.

The following tables set forth the Company’s marketable securities:

	December 31,
(in thousands)	2025	2024
U.S. Government and agency debt securities	$500	$10,572
U.S. Treasury bills	4,481	31,018
Total	$4,981	$41,590

As of December 31, 2025 and 2024, the amortized cost, gross unrealized gains, gross unrealized losses and fair value were as follows:

	December 31, 2025
(in thousands)	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
U.S. Government and agency debt securities	$500	$—	$—	$500
U.S. Treasury bills	4,479	2	—	4,481
Total	$4,979	$2	$—	$4,981

	December 31, 2024
(in thousands)	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
U.S. Government and agency debt securities	$10,568	$4	$—	$10,572
U.S. Treasury bills	31,002	16	—	31,018
Total	$41,570	$20	$—	$41,590

As of December 31, 2025 and 2024, $5.0 million and $41.6 million, respectively, of the marketable securities were in an unrealized gain position. The Company determined that unrealized gains and losses on marketable securities were primarily due to interest rate changes. No allowance for credit losses related to any of these securities was recorded for the years ended December 31, 2025 and 2024. All maturities are less than 12 months.